Balance Sheet Components - Schedule of Accrued Liabilities (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities	$ 1,544,646	$ 290,148
Surrozen Inc [Member]
Payroll and related expenses	1,557,000	1,673,000	$ 1,242,000
Liability for early exercised stock options	296,000	188,000	124,000
Accrued research and development expenses	3,569,000	1,305,000	0
Accrued professional service fees	889,000	0
Other accrued expenses	247,000	228,000	61,000
Accrued liabilities	$ 6,558,000	$ 3,394,000	$ 1,427,000